Expense Example, No Redemption - Class A B C F and IS Shares - Federated Hermes Muni and Stock Advantage Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	B 1 Year	B 3 Years	B 5 Years	B 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	F 1 Year	F 3 Years	F 5 Years	F 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years
USD ($)	653	872	1,108	1,784	185	573	985	1,940	185	573	985	2,137	208	437	684	1,393	84	262	455	1,014